Mineral Stream Interests	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Mineral Stream Interests
13.	Mineral Stream Interests

	Year Ended December 31, 2023

	Cost				Accumulated Depletion & Impairment 1			Carrying Amount Dec 31, 2023
(in thousands)	Balance Jan 1, 2023	Additions	Disposal	Balance Dec 31, 2023	Balance Jan 1, 2023	Depletion	Balance Dec 31, 2023

Gold interests
Salobo	$3,059,876	$370,035	$-	$3,429,911	$(676,614)	$(71,878)	$(748,492)	$2,681,419
Sudbury 2	623,864	-	-	623,864	(340,448)	(20,931)	(361,379)	262,485
Constancia	140,058	-	-	140,058	(44,475)	(15,318)	(59,793)	80,265
San Dimas	220,429	-	-	220,429	(64,564)	(11,143)	(75,707)	144,722
Stillwater 3	239,352	-	-	239,352	(23,500)	(4,383)	(27,883)	211,469
Other 4	545,391	152,169	(41,373)	656,187	(51,248)	(1,250)	(52,498)	603,689

	$4,828,970	$522,204	$(41,373)	$5,309,801	$(1,200,849)	$(124,903)	$(1,325,752)	$3,984,049

Silver interests
Peñasquito	$524,626	$-	$-	524,626	$(230,952)	$(17,442)	$(248,394)	$276,232
Antamina	900,343	-	-	900,343	(354,975)	(25,838)	(380,813)	519,530
Constancia	302,948	-	-	302,948	(110,001)	(13,364)	(123,365)	179,583
Other 5	1,018,199	141,364	-	1,159,563	(565,103)	(12,347)	(577,450)	582,113

	$2,746,116	$141,364	$-	$2,887,480	$(1,261,031)	$(68,991)	$(1,330,022)	$1,557,458

Palladium interests
Stillwater 3	$263,721	$-	$-	$263,721	$(36,909)	$(6,145)	$(43,054)	$220,667

Platinum interests
Marathon	$9,428	$23	$-	$9,451	$-	$-	$-	$9,451

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$-	$393,422	$(35,849)	$(6,757)	$(42,606)	$350,816

	$8,241,657	$663,591	$(41,373)	$8,863,875	$(2,534,638)	$(206,796)	$(2,741,434)	$6,122,441

1)	Includes cumulative impairment charges to December 31, 2023 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba, Cangrejos and Curraghinalt gold interests. The additions to other gold interests includes: Blackwater - $
40 million; Goose - $63 million; Cangrejos - $29 million; and Curraghinalt - $20 million.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, Curipamba and Mineral Park silver interests. The additions to other silver interests includes: Blackwater - $
141 million.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2022

	Cost				Accumulated Depletion & Impairment 1					Carrying Amount Dec 31, 2022
(in thousands)	Balance Jan 1, 2022	Additions (Reductions)	Disposal	Balance Dec 31, 2022	Balance Jan 1, 2022	Depletion	Disposal	Impairment (Charge) Reversal	Balance Dec 31, 2022

Gold interests
Salobo	$3,059,876	$-	$-	$3,059,876	$(621,937)	$(54,677)	$-	$-	$(676,614)	$2,383,262
Sudbury 2	623,864	-	-	623,864	(316,695)	(23,753)	-	-	(340,448)	283,416
Constancia	140,058	-	-	140,058	(36,269)	(8,206)	-	-	(44,475)	95,583
San Dimas	220,429	-	-	220,429	(53,706)	(10,858)	-	-	(64,564)	155,865
Stillwater 3	239,352	-	-	239,352	(19,567)	(3,933)	-	-	(23,500)	215,852
Other 4	761,334	138,515	(354,458)	545,391	(396,542)	(1,252)	348,265	(1,719)	(51,248)	494,143

	$5,044,913	$138,515	$(354,458)	$4,828,970	$(1,444,716)	$(102,679)	$348,265	$(1,719)	$(1,200,849)	$3,628,121

Silver interests
Peñasquito	$524,626	$-	$-	$524,626	$(202,608)	$(28,344)	$-	$-	$(230,952)	$293,674
Antamina	900,343	-	-	900,343	(320,291)	(34,684)	-	-	(354,975)	545,368
Constancia	302,948	-	-	302,948	(97,064)	(12,937)	-	-	(110,001)	192,947
Other 5	1,438,974	4,519	(425,294)	1,018,199	(845,779)	(36,640)	306,986	10,330	(565,103)	453,096

	$3,166,891	$4,519	$(425,294)	$2,746,116	$(1,465,742)	$(112,605)	$306,986	$10,330	$(1,261,031)	$1,485,085

Palladium interests
Stillwater 3	$263,721	$-	$-	$263,721	$(30,891)	$(6,018)	$-	$-	$(36,909)	$226,812

Platinum interests
Marathon	$-	$9,428	$-	$9,428	$-	$-	$-	$-	$-	$9,428

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$-	$393,422	$(21,801)	$(14,048)	$-	$-	$(35,849)	$357,573

	$8,868,947	$152,462	$(779,752)	$8,241,657	$(2,963,150)	$(235,350)	$655,251	$8,611	$(2,534,638)	$5,707,019

1)	Includes cumulative impairment charges to December 31, 2022 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, 777, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose and Curipamba gold interests. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable. The additions to other gold interests includes: Marmato - $18 million; Fenix - $25 million; Marathon - $22 million; Curipamba - $10 million; Goose - $63 million.

5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, 777, Marmato, Cozamin, Blackwater and Curipamba silver interests. The Keno Hill PMPA and the Yauliyacu PMPA were terminated on September 7, 2022 and December 14, 2022, respectively. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable. The additions to other silver interests includes: Marmato - $1 million; and Curipamba - $3 million.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of
depletion relating to inventory.

The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	December 31, 2023			December 31, 2022

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,303,719	$377,700	$2,681,419	$1,990,789	$392,473	$2,383,262
Sudbury 1	218,467	44,018	262,485	239,002	44,414	283,416
Constancia	74,758	5,507	80,265	89,097	6,486	95,583
San Dimas	55,428	89,294	144,722	51,459	104,406	155,865
Stillwater 2	186,668	24,801	211,469	191,051	24,801	215,852
Other 3	17,999	585,690	603,689	19,248	474,895	494,143

	$2,857,039	$1,127,010	$3,984,049	$2,580,646	$1,047,475	$3,628,121

Silver interests
Peñasquito	$202,528	$73,704	$276,232	$219,969	$73,705	$293,674
Antamina	172,512	347,018	519,530	198,294	347,074	545,368
Constancia	169,527	10,056	179,583	182,171	10,776	192,947
Other 4	130,462	451,651	582,113	139,424	313,672	453,096

	$675,029	$882,429	$1,557,458	$739,858	$745,227	$1,485,085

Palladium interests
Stillwater 2	$211,959	$8,708	$220,667	$218,104	$8,708	$226,812

Platinum interests
Marathon	$-	$9,451	$9,451	$-	$9,428	$9,428

Cobalt interests
Voisey’s Bay	$321,454	$29,362	$350,816	$316,749	$40,824	$357,573

	$4,065,481	$2,056,960	$6,122,441	$3,855,357	$1,851,662	$5,707,019

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba, Cangrejos and Curraghinalt gold interests.
4)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, Curipamba and Mineral Park silver interests.

Acquisition of Curipamba PMPA
On January 17, 2022, the Company entered into a PMPA (the “Curipamba PMPA”) with Adventus Mining Corporation (“Adventus”) in respect of gold and silver production from the Curipamba Project located in Ecuador (the “Curipamba Project”). Under the Curipamba PMPA, Wheaton will purchase an amount of gold equal to 50% of the payable gold production until 145,000 ounces have been delivered, thereafter dropping to 33% of payable gold production for the life of the mine and an amount of silver equal to 75% of the payable silver production until 4.6 million ounces have been delivered, thereafter dropping to 50% for the life of mine. Under the terms of the Curipamba PMPA, the Company is committed to pay Adventus total upfront cash consideration of $175.5 million, $13 million of which is available pre-construction
and $500,000 of which will be paid to support certain local community development initiatives around the Curipamba Project. The initial payment of $13 million was paid on December 6, 2022. The remainder will be payable in four staged installments during construction, subject to various customary conditions being satisfied. In addition, Wheaton will make ongoing production payments for the gold and silver ounces delivered equal to 18% of the spot prices until the value of gold and silver delivered, net of the production payment, is equal to the upfront consideration of $175.5 million, at which point the production payment will increase to 22% of the spot prices.
Acquisition of Marathon PMPA
On January 26, 2022, the Company entered into a PMPA (the “Marathon PMPA”) with Generation Mining Limited (“Gen Mining”) in respect of gold and platinum production from the Marathon Project located in Ontario, Canada (the “Marathon Project”). Under the Marathon PMPA, Wheaton will purchase an amount of gold equal to 100% of the payable gold production until 150,000 ounces have been delivered, thereafter dropping to 67% of payable gold production for the life of the mine and an amount of platinum production equal to 22% of the payable platinum production until 120,000 ounces have been delivered, thereafter dropping to 15% for the life of mine. Under the terms of the Marathon PMPA, the Company is committed to pay Gen Mining total upfront cash consideration of $178 million (Cdn$240 million), $16 million (Cdn$20 million) of which was paid on March 31, 2022 and $15 million (Cdn$20 million) was paid on September 7, 2022. The remainder is to be paid in four staged installments during construction, subject to various customary conditions being satisfied and pre-determined
completion tests. In addition, Wheaton will make ongoing production payments for the gold and platinum ounces delivered equal to 18% of the spot prices until the value of gold and platinum delivered, net of the production payment, is equal to the upfront consideration of Cdn$240 million, at which point the production payment will increase to 22% of the spot prices.
Acquisition and Partial Disposition of Goose PMPA
On February 8, 2022, the Company entered into a PMPA (the “Goose PMPA”) with Sabina Gold & Silver Corp. (“Sabina”) in respect of gold production from the Goose Project, part of Sabina’s Back River Gold District located in Nunavut, Canada (the “Goose Project”). Under the Goose PMPA, Wheaton was to purchase an amount of gold equal to 4.15% of the payable gold production until 130,000 ounces have been delivered, dropping to 2.15% until 200,000 ounces have been delivered, and thereafter dropping to 1.5% of the payable gold production for the life of mine. Under the terms of the Goose PMPA, the Company was committed to pay Sabina an upfront payment of $125 million in four equal installments during construction of the Goose Project, subject to customary conditions. The initial payment of $31.25 million was paid on September 28, 2022, the second installment of $31.25 million was paid on December 6, 2022, the third installment of $31.25 million was paid on February 3, 2023 and the final installment of $31.25 million was paid on April 4, 2023.
On April 12, 2023, Sabina announced that shareholders approved the proposed acquisition by B2Gold Corp. (“B2Gold”) of all the issued and outstanding common shares of Sabina. The transaction closed April 19, 2023. Subsequent to closing, B2Gold exercised the option to acquire 33% of the stream under the Goose PMPA in exchange for a cash payment in the amount of $46 million, resulting in a gain on partial disposal of the Goose PMPA in the amount of $5 million, calculated as follows:

(in thousands)

Proceeds received on 33% buyback of Goose	$46,400

Less: 33% carrying value	(41,373)

Gain on partial disposal of the Goose PMPA	$5,027
In connection with the exercise of the option, the Company’s attributable gold production has been modified such that the Company will purchase an amount of gold equal to 2.78% of the payable gold production until the Company has received 87,100 ounces of gold under the Goose PMPA, dropping to 1.44%, until 134,000 ounces have been delivered, and thereafter dropping to 1.0%.
In addition, Wheaton will make ongoing production payments for the gold ounces delivered equal to 18% of the spot gold price until the value of gold delivered, net of the production payment, is equal to the revised upfront consideration of $83.75 million, at which point the production payment will increase to 22% of the spot gold price.
Amendment to the Marmato PMPA
On March 21, 2022, the Company amended its PMPA with Aris Mining Corporation (“Aris Mining”) in respect of the Marmato PMPA. Under the terms of the amended agreement, Wheaton will purchase 10.5% of the gold production and 100% of the silver production from the Marmato Upper and Lower mines until 310,000 ounces of gold and 2.15 million ounces of silver have been delivered, after which the stream drops to 5.25% of the gold production and 50%
of the silver production for the life of mine. Under the terms of the amended Marmato PMPA, the Company is committed to pay Aris Mining total upfront cash payments of $175 million. Of this amount, $53 million has been paid and the remaining amount is payable during the construction of the Marmato Lower Mine, subject to customary conditions.

Termination of the Keno Hill PMPA
On October 2, 2008, the Company entered into a PMPA (the “Keno Hill PMPA”) with Alexco Resource Corp. (“Alexco”) to acquire an amount equal to 25% of the silver produced by Alexco’s Keno Hill mine in Canada. On
September 7, 2022, Hecla
Mining Company (“Hecla”) completed the previously announced acquisition of
all of the outstanding common shares of Alexco. In connection with this acquisition, the Company entered an agreement with Hecla to terminate the Keno Hill PMPA effective September 7, 2022 in exchange for 34,800,989 common shares of Hecla valued at $141 million (the “Hecla shares”), resulting in a gain on disposal of the Keno Hill PMPA in the amount of $104 million, calculated as follows:

(in thousands)

Fair value of Hecla Mining Company shares received	$140,596

Less: carrying value after impairment reversal, plus closing costs	(36,201)

Gain on disposal of the Keno Hill PMPA	$104,395
The Company also recorded a $10.3
million gain on impairment reversal during the year ended December 31, 2022 associated with the termination of the Keno Hill PMPA.
Termination of the Yauliyacu PMPA
On March 23, 2006, the Company entered into a PMPA (the “Yauliyacu PMPA”) with Glencore plc (“Glencore”) in respect of the mine in Peru. Under the terms of the amended agreement, per annum the Company purchased an amount equal to 100% of the first 1.5 million ounces of silver for which an offtaker payment is due, and 50% of any excess. On August 18, 2022, the Company announced that it had entered into an agreement with Glencore to terminate the Yauliyacu PMPA for a cash payment of $150 million, less the aggregate value of any deliveries to Wheaton, prior to closing, of silver produced subsequent to December 31, 2021. On December 14, 2022 the Company received a cash payment of $132 million resulting in a gain on disposal of the Yauliyacu PMPA in the amount of $51 million, calculated as follows:

(in thousands)

Proceeds received on disposal of Yauliyacu	$131,937
Less: carrying value plus closing costs	(80,464)

Gain on disposal of the Yauliyacu PMPA	$51,473
Acquisition of Cangrejos PMPA
On May 16, 2023, the Company entered into a PMPA (the “Cangrejos PMPA”) with Lumina Gold Corp. (“Lumina”) in respect of its 100% owned Cangrejos gold-copper project located in El Oro Province, Ecuador. Under the terms of the agreement, Wheaton will purchase 6.6% of the payable gold production until 700,000 ounces of gold have been delivered, at which point the stream will be reduced to 4.4% of the payable gold production for the life of the mine. Under the terms of the Cangrejos PMPA, the Company is committed to pay Lumina total upfront cash payments of $300 million, $48 million of which is available pre-construction,
with the remainder to be paid in staged equal installments during construction of the mine, subject to various customary conditions being satisfied. As it relates to the $48 million, payments will be made in four installments, including (i) $12 million which was paid on closing; (ii) $17 million which was paid six months after closing on November 22, 2023; (iii) $15 million to be paid 12 months after closing; and (iv) $11 million that can be drawn upon for committed acquisition of surface rights.
In addition, Wheaton will make ongoing production payments for the gold ounces delivered equal to 18% of the spot gold price until the value of gold delivered, net of the production payment, is equal to the upfront consideration of $300 million, at which point the production payment will increase to 22% of the spot gold price.
Amendment to the Blackwater Gold PMPA
On December 13, 2021, the Company acquired the existing
gold
stream in respect of gold production from the Blackwater Project (the “Blackwater Gold PMPA”). On June 14, 2023, the Company amended the Blackwater Gold PMPA. Under the terms of the amended agreement, the Company is entitled to purchase an amount of gold equal to 8% of the payable gold production until 464,000 ounces have been delivered (previously 279,908 ounces), with this threshold to increase should there be a delay in the anticipated timing of deliveries. Once the threshold has been achieved, the Company’s attributable gold production will drop to 4% of payable gold production for the life of the mine. In exchange for the amendment, the Company is committed to pay upfront cash consideration of $40 million, payable in four installments which has entirely been paid as at December 31, 2023.

Acquisition of Mineral Park PMPA
On October 24, 2023, the Company entered into a PMPA (the “Mineral Park PMPA”) with Waterton Copper Corp., a subsidiary of Waterton Copper LP (“Waterton Copper”), in respect of silver production from the Mineral Park mine located in Arizona, USA (“Mineral Park”). Under the Mineral Park PMPA, Wheaton will purchase an amount of silver equal to

100% of the payable silver
production
for the life of the mine. Under the terms of the Mineral Park PMPA, the Company is committed to pay Waterton Copper total upfront cash consideration of $115 million in four payments during construction through three installments of $25 million and a final installment of $40 million. In addition, Wheaton will make ongoing payments for the silver ounces delivered equal to 18% of the spot price of silver until the value of the silver delivered, net of the production payment, is equal to the upfront consideration of $115 million, at which point the production payment will increase to 22% of the spot price of silver. The Company has also entered into a loan agreement to provide a secured debt facility of up to $25 million to Origin Mining Company, LLC, the Mineral Park owner and affiliate of Waterton Copper, once the full upfront consideration has been paid (see Note 27).
Acquisition of Curraghinalt PMPA
On November 15, 2023, the Company entered into a PMPA for a gold stream in respect of Dalradian Gold’s Curraghinalt Project (the “Curraghinalt PMPA”). The Curraghinalt project is located in Northern Ireland, United Kingdom. Under the Curraghinalt PMPA, the Company will purchase an amount of gold equal to

3.05
% of the payable gold production until
125,000
ounces of gold has been delivered, at which point the stream will be reduced to
 1.5
%
of the payable gold production for life of mine. Under the terms of the Curraghinalt PMPA, the Company paid
$
20 million on December 21, 2023 with an additional $55
million being paid during construction, subject to various customary conditions being satisfied. In addition, Wheaton will make ongoing payments for the gold ounces delivered equal to
18% of the spot price of gold until the value of the gold delivered, net of the production payment, is equal to the upfront consideration of $
75
million, at which point the production payment will increase to 22% of the spot price of gold.
Salobo – Mill Throughput Expansion Payment
On November 21, 2023, Vale reported the successful completion of the throughput test for the first phase of the Salobo III project, with the Salobo complex exceeding an average of

32
million tonnes per annum (“Mtpa”) over a 90-day period. Under the terms of the agreement, the Company paid Vale
$
370
million for the completion of the first phase of the Salobo III expansion project on December 1, 2023 (see Note 27 for more information).